REVENUE INFORMATION - Disaggregation of revenue (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
REVENUE INFORMATION
Revenues	¥ 2,444,328,764	$ 374,609,772	¥ 2,076,289,101	¥ 1,477,781,304
Electronic scooter sales
REVENUE INFORMATION
Revenues	2,143,292,397		1,787,274,271	1,370,522,269
Accessory and spare parts sales
REVENUE INFORMATION
Revenues	258,928,790		253,799,782	91,373,179
Service revenues
REVENUE INFORMATION
Revenues	¥ 42,107,577		¥ 35,215,048	¥ 15,885,856